COLUMBIA MANAGEMENT.


PRELIMINARY PROSPECTUS DATED DECEMBER 15, 2005
SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                     ----------------------------------

                                       Prospectus

                                       Class R Shares

                                       January 23, 2006

                                     ----------------------------------






STOCK FUNDS

Columbia Large Cap Value Fund
(formerly, Nations Value Fund)
Columbia Mid Cap Value Fund
(formerly, Nations MidCap Value Fund)
Columbia Marsico Growth Fund
(formerly, Nations Marsico Growth Fund)
Columbia Marsico 21st Century Fund
(formerly, Nations Marsico 21st Century Fund)
Columbia Small Cap Value Fund II
(formerly, Nations SmallCap Value Fund)

INTERNATIONAL STOCK FUNDS
Columbia Multi-Advisor International Equity Fund
(formerly, Nations International Equity Fund)
Columbia Marsico International Opportunities Fund
(formerly, Nations Marsico International Opportunities Fund)

INDEX FUND
Columbia Large Cap Enhanced Core Fund
(formerly, Nations LargeCap Enhanced Core Fund)









                   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




----------------------------------------------------
                  |   May Lose Value
NOT FDIC-INSURED  |
                  |   No Bank Guarantee
----------------------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 74.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about certain Columbia Funds Stock, International Stock and Index Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUNDS

Each type of Fund has a different investment focus:

  - Stock Funds invest primarily in equity securities of U.S. companies.

  - International Stock Funds invest primarily in equity securities of companies outside the U.S.

  - The Index Fund focuses on long-term growth and seeks to match the industry and risk characteristics of a specific stock market index, like the S&P 500. While maintaining the characteristics of the index, Columbia Large Cap Enhanced Core Fund varies the number, type and weighting of its holdings from those of the index to try to provide higher returns.

The Funds also have different risk/return characteristics because they invest in different kinds of securities and have varying investment strategies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUNDS FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Funds generally focus on long-term growth. They may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the Fund descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds

(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR CERTAIN FUNDS.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE SUB-ADVISERS STARTING ON PAGE 49.

--------------------------------------------------------------------------------


-----------------------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND                                   5
-----------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND                                    10
-----------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND                                   14
Sub-adviser: Marsico Capital Management, LLC
-----------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND                             19
Sub-adviser: Marsico Capital Management, LLC
-----------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND II                               25
-----------------------------------------------------------------

COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND               29
Sub-advisers: Marsico Capital Management, LLC and Causeway
Capital Management LLC
-----------------------------------------------------------------

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND              34
Sub-adviser: Marsico Capital Management, LLC
-----------------------------------------------------------------
COLUMBIA LARGE CAP ENHANCED CORE FUND                          40
-----------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                    46
-----------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                      49

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         55
     How orders are processed                                   58
  Redemption fees                                               59
  Distributions and taxes                                       65
  Legal matters                                                 68
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            69
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   74
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER. THE ADVISER'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE TEAM MEMBERS ON PAGE 49.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT REDUCED PRICES, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks growth of capital by investing in companies that are believed to be undervalued.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies whose market capitalizations are within the range of the companies within the Russell 1000 Value Index (currently between $859 million and $367.5 billion) at the time of purchase. It generally invests in companies in a broad range of industries with market capitalizations of at least
                   $1 billion and daily trading volumes of at least $3 million. The Fund may also invest up to 20% of its assets in foreign securities. The Fund may also invest in real estate investment trusts.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three-pronged approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow and relative dividend yield. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Large Cap Value Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - REAL ESTATE INVESTMENT TRUST RISK -- Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               35.78%   20.85%   26.30%   17.14%    0.99%    3.66%   -7.45%   -19.32%  31.22%   13.37%



               *Year-to-date return as of June 30, 2005: 1.99%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1998:           19.39%
         WORST: 3RD QUARTER 2002:         -20.50%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the Russell 1000 Value Index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                            LIFE OF
                                              1 YEAR   5 YEARS   10 YEARS    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES  13.37%    2.86%     10.94%    10.41%



         CLASS A SHARES RETURNS AFTER TAXES
           ON DISTRIBUTIONS                   13.16%    1.23%      8.46%     8.20%



         CLASS A SHARES RETURNS AFTER TAXES
           ON DISTRIBUTIONS AND SALE OF FUND
           SHARES                              8.94%    1.84%      8.58%     8.20%



         RUSSELL 1000 VALUE INDEX (REFLECTS
           NO DEDUCTIONS FOR FEES, EXPENSES
           OR TAXES)                          16.49%    5.27%     13.83%    11.72%




      *THE INCEPTION DATE OF CLASS A SHARES IS DECEMBER 6, 1989. THE RETURN FOR
       THE INDEX SHOWN IS FROM NOVEMBER 30, 1989.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                               Class R
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.72%



         Distribution (12b-1) and shareholder servicing fees             0.50%



         Other expenses                                                  0.05%
                                                                        -------



         Total annual Fund operating expenses                            1.27%



         Fee waivers                                                    (0.01)%
                                                                        -------



         Total net expenses(3)                                           1.26%
                                                                        =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.17%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.50% for assets in excess of $1 billion and up to $1.5 billion; 0.45% for assets in excess of $1.5 billion and up to $3 billion; 0.43% for assets in excess of $3 billion and up to $6 billion; and 0.41% in excess of $6 billion.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees until July 31, 2006. The figure shown here is after waivers. There is no guarantee that this waiver will continue after July 31, 2006. The administrator shall waive a specified portion (0.04% of net assets) of the administration fees payable to it under the Administration Agreement on assets up to $500 million. Fees will not be waived on assets in excess of $500 million. Commencing upon the consummation of the reorganization of Columbia Growth and Income Fund into Columbia Large Cap Value Fund, in addition to such waiver, the administrator shall waive administration fees payable to it under the Administration Agreement and/or the investment adviser shall waive advisory fees payable to it under the Investment Advisory Agreement to the extent necessary to ensure that the combined total of such administration and advisory fees does not exceed the following fee schedule: 0.77% for assets up to $500 million; 0.72% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.60% for assets in excess of $3 billion and up to $6 billion; 0.58% for assets in excess of $6 billion.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE




      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $128     $400      $692      $1,529

COLUMBIA MID CAP VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER. THE ADVISER'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE TEAM MEMBERS ON PAGE 49.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


[TARGET GRAPHIC]   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital with income as a secondary consideration.

[COMPASS GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell Midcap Value Index (currently between
                   $1.4 billion and $13.4 billion) and that are believed to have the potential for long-term growth. The Fund may also invest up to 20% of its assets in foreign securities. The Fund may also invest in real estate investment trusts.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow and relative dividend yield. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


[LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
GRAPHIC]           Columbia Mid Cap Value Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - REAL ESTATE INVESTMENT TRUST RISK -- Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                     (BAR CHART)

                2002     2003     2004
                ----     ----     ----
               -13.24%  36.53%   20.64%



               *Year-to-date return as of June 30, 2005: 5.63%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           17.14%
         WORST: 3RD QUARTER 2002:         -17.90%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the Russell Midcap Value Index, an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES                     20.64%   14.26%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS     18.61%   13.47%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS
           AND SALE OF FUND SHARES                               14.76%   12.03%



         RUSSELL MIDCAP VALUE INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                              23.71%   16.60%

      *THE INCEPTION DATE OF CLASS A SHARES IS NOVEMBER 20, 2001. THE RETURN FOR
       THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


[PERCENT GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.82%



         Distribution (12b-1) and shareholder servicing fees            0.50%



         Other expenses                                                 0.09%
                                                                        -----



         Total annual Fund operating expenses(3)                        1.41%
                                                                        =====




      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.65% and an administration fee of 0.17%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.60% for assets in excess of $500 million and up to $1 billion; 0.55% for assets in excess of $1 billion and up to $1.5 billion; and 0.50% for assets in excess of $1.5 billion.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.75% for Class R shares until July 31, 2006. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $93      $290      $504      $1,120




COLUMBIA MARSICO GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

THE ADVISER IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. MARSICO ON PAGE 52.

WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Columbia Marsico Growth Master Portfolio
                   (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and 50 common stocks. It may hold up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Master Portfolio, Marsico Capital uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico Capital may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico Capital seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico Capital may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico Capital may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico Capital also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico Capital in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico Capital may reduce or sell investments in portfolio companies if, in the opinion of Marsico Capital, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Master Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Master Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes; e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Master Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Master Portfolio to incur higher transaction costs (which may adversely affect the Master Portfolio's performance) and may increase taxable distributions for shareholders.

--------------------------------------------------------------------------------



 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

PRIOR TO MAY 10, 2002, THE FUND HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)

                1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----
               38.62%   52.11%   -15.47%  -19.76%  -15.29%  28.65%   15.39%



               *Year-to-date return as of June 30, 2005: -1.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1999:           35.19%
         WORST: 3RD QUARTER 2001:         -17.33%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 Index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES             15.39%   -3.13%     8.75%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                 15.39%   -3.18%     8.68%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES         10.00%   -2.66%     7.64%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                      10.88%   -2.30%     4.77%

      *THE INCEPTION DATE OF CLASS A SHARES IS DECEMBER 31, 1997. THE RETURN FOR
       THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)(2)



         Management fees(3)                                             0.91%



         Distribution (12b-1) and shareholder servicing fees            0.50%



         Other expenses                                                 0.10%
                                                                        -----



         Total annual Fund operating expenses                           1.51%
                                                                        =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. Fund and Master Portfolio are sometimes used interchangeably in this table.

      (3)The Fund pays an investment advisory fee of 0.69% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75%% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $154     $477      $824      $1,802

COLUMBIA MARSICO 21ST CENTURY FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

THE ADVISER IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GILCHRIST ON PAGE 52.

WHAT IS A MULTI-CAP FUND?

A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION
SPECTRUM -- SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTI-CAP FUND, THIS FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


[TARGET GRAPHIC]   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

[COMPASS GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Columbia Marsico 21st Century Master
                   Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size and will generally hold a core position of between 35 and 50 common stocks. The Master Portfolio may invest without limit in foreign securities.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Master Portfolio, Marsico Capital uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico Capital may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico Capital seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico Capital may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico Capital may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico Capital also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico Capital in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico Capital may reduce or sell investments in portfolio companies if, in the opinion of Marsico Capital, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Master Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Master Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes; e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Master Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Master Portfolio to incur higher transaction costs (which may adversely affect the Master Portfolio's performance) and may increase taxable distributions for shareholders.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


[LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
GRAPHIC]           Columbia Marsico 21st Century Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

PRIOR TO FEBRUARY 1, 2003, THE FUND HAD A DIFFERENT PORTFOLIO MANAGER.
--------------------------------------------------------------------------------


[BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
GRAPHIC]           Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)

                2001     2002     2003     2004
                ----     ----     ----     ----
               -18.64%  -9.80%   48.56%   21.94%



               *Year-to-date return as of June 30, 2005: -4.94%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           22.13%
         WORST: 3RD QUARTER 2001:         -18.96%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies ranked by market capitalization. Prior to August 1, 2004, the Fund compared its performance to the S&P 500 Index. The Fund changed the index to which it compares its performance because the Russell 3000 Index is considered a more appropriate comparison. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES                     21.94%    2.70%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS     21.94%    2.70%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS
           AND SALE OF FUND SHARES                               14.26%    2.31%



         RUSSELL 3000 INDEX (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                                    11.95%   -2.04%

      *THE INCEPTION DATE OF CLASS A SHARES IS APRIL 10, 2000. THE RETURNS FOR
       THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


[PERCENT GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)(2)



         Management fees(3)                                             0.97%



         Distribution (12b-1) and shareholder servicing fees            0.50%



         Other expenses                                                 0.17%
                                                                        -----



         Total annual Fund operating expenses                           1.64%
                                                                        =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. Fund and Master Portfolio are sometimes used interchangeably in this table.

      (3)The Fund pays an investment advisory fee of 0.75% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $167     $517      $892      $1,944

COLUMBIA SMALL CAP VALUE FUND II

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

THE ADVISER IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER. THE ADVISER'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE TEAM MEMBERS ON PAGE 49.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital by investing in companies believed to be undervalued.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Columbia Small Cap Value Master Portfolio
                   (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000 Value Index (currently between $142 million and $1.8 billion) and that are believed to have the potential for long-term growth. The Master Portfolio may also invest in real estate investment trusts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Master Portfolio's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Small Cap Value Fund II has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - REAL ESTATE INVESTMENT TRUST RISK -- Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                (BAR CHART)

               2003     2004
               ----     ----
              41.65%   23.86%



              *Year-to-date return as of June 30, 2005: 2.36%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           19.20%
         WORST: 1ST QUARTER 2003:          -6.32%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the Russell 2000 Value Index, an index comprised of securities in the Russell 2000 Index, which is a measure of small company performance. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES                     23.86%   14.83%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS     20.87%   13.64%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS
           AND SALE OF FUND SHARES                               16.33%   12.14%



         RUSSELL 2000 VALUE INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                              22.25%   13.24%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 1, 2002. THE RETURN FOR THE
       INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)(2)



         Management fees(3)                                             0.87%



         Distribution (12b-1) and shareholder servicing fees            0.50%



         Other expenses                                                 0.20%
                                                                        -----



         Total annual Fund operating expenses(4)                        1.57%
                                                                        =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the Master Portfolio. Fund and Master Portfolio are sometimes used interchangeably in this table.

      (3)The Fund pays an investment advisory fee of 0.70% and an administration fee of 0.17%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion and up to $3 billion.

      (4)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.80% for Class R shares until July 31, 2006. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
         CLASS R SHARES                    $109      $340       $590       $1,306

COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISERS

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

THE ADVISER IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER. THE MASTER PORTFOLIO IS A "MULTI-MANAGER" FUND, WHICH MEANS THAT IT'S MANAGED BY MORE THAN ONE SUB-ADVISER. MARSICO CAPITAL AND CAUSEWAY CAPITAL MANAGEMENT LLC (CAUSEWAY) EACH MANAGES APPROXIMATELY ONE-HALF OF THE ASSETS OF THE MASTER PORTFOLIO. JAMES G. GENDELMAN OF MARSICO CAPITAL AND CAUSEWAY'S PORTFOLIO MANAGEMENT TEAM MAKE THE DAY-TO-DAY INVESTMENT DECISIONS FOR THEIR PORTIONS OF THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL ON PAGE 52, AND MR. GENDELMAN AND CAUSEWAY ON PAGES 52-53.

WHY INVEST IN AN INTERNATIONAL STOCK FUND?

INTERNATIONAL STOCK FUNDS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE UNITED STATES. INVESTING INTERNATIONALLY ALSO INVOLVES SPECIAL RISKS NOT ASSOCIATED WITH INVESTING IN THE U.S. STOCK MARKET.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Columbia Multi-Advisor International
                   Equity Master Portfolio (the Master Portfolio). The Master Portfolio has the
                   same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of its assets in equity securities of established companies located in at least three countries other than the United States. The investment managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

The Master Portfolio primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio is a "multi-manager" fund. It has two different investment managers. Each is responsible for managing approximately one-half of the Master Portfolio's assets. The managers each have different, but complementary, investment styles:

  - Marsico Capital combines "top-down" allocation among sectors and regions around the world with a "bottom-up" analysis that focuses on investing in securities with earnings growth potential that may not be realized by other investors.

  - Causeway uses a "bottom-up" analysis and a disciplined value approach. Causeway seeks to invest in companies that it believes are currently undervalued by the market. Causeway makes investment decisions based on the following factors: low price-to-earnings ratios relative to the sector, high yields or share repurchases, low price-to-book value ratios and low price-to-cash flow ratios relative to the market; and financial strength.

The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time.

A manager may sell a security when its price reaches a target set by the manager, when the company's growth prospects are deteriorating, when the manager believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Multi-Advisor International Equity Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multi-manager strategy may not result in better performance or more stable returns.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FUTURES RISK -- This Master Portfolio may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

EFFECTIVE JANUARY 15, 2002, MARSICO CAPITAL REPLACED GARTMORE GLOBAL PARTNERS (GARTMORE) AS CO-INVESTMENT SUB-ADVISER FOR A PORTION OF THE MASTER PORTFOLIO'S ASSETS. MARSICO CAPITAL HAS A DIFFERENT INVESTMENT STYLE THAN GARTMORE.

EFFECTIVE MAY 11, 2004, CAUSEWAY REPLACED PUTNAM INVESTMENT MANAGEMENT, LLC (PUTNAM) AND INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC. (INVESCO) AS CO-INVESTMENT SUB-ADVISER FOR A PORTION OF THE MASTER PORTFOLIO'S ASSETS. CAUSEWAY HAS A DIFFERENT INVESTMENT STYLE THAN PUTNAM AND INVESCO.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                8.21%    8.14%    1.04%   16.40%   39.13%   -15.33%  -20.84%  -13.99%  34.08%   17.62%



               *Year-to-date return as of June 30, 2005: -2.01%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1999:           28.40%
         WORST: 3RD QUARTER 2002:         -19.15%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the MSCI EAFE Index, an unmanaged capitalization-weighted index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                               LIFE OF
                                                1 YEAR    5 YEARS   10 YEARS    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES    17.62%    -1.89%     5.70%      5.91%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                        17.60%    -2.44%     4.48%      4.83%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND
           SHARES                               11.45%    -1.86%     4.34%      4.62%



         MSCI EAFE INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR
           TAXES)                               20.25%    -1.13%     5.62%      6.82%

      *THE INCEPTION DATE OF CLASS A SHARES IS JUNE 3, 1992. THE RETURN FOR THE
       INDEX SHOWN IS FROM MAY 31, 1992.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         Redemption fee (as a percentage of total redemption
           proceeds)(1)                                                2.00%






         ANNUAL FUND OPERATING EXPENSES(2)
         (Expenses that are deducted from the Fund's assets)(3)



         Management fees(4)                                            0.83%



         Distribution (12b-1) and shareholder servicing fees           0.50%



         Other expenses                                                0.14%
                                                                       ------



         Total annual Fund operating expenses                          1.47%
                                                                       ======

      (1)The redemption fee may apply to shares that are redeemed (either by selling your shares or exchanging into another Fund) within 60 days of purchase. Please see ABOUT YOUR INVESTMENT -- BUYING, SELLING AND EXCHANGING SHARES -- REDEMPTION FEES for details.

      (2)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (3)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. Fund and Master Portfolio are sometimes used interchangeably in this table.

      (4)The Fund pays an investment advisory fee of 0.66% and an administration fee of 0.17%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.55% for assets in excess of $1.5 billion and up to $3 billion; 0.53% for assets in excess of $3 billion and up to $6 billion; and 0.51% in excess of $6 billion.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                         $150      $465      $803      $1,757

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

THE ADVISER IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. JAMES G. GENDELMAN IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GENDELMAN ON PAGE 52.

WHAT IS AN INTERNATIONAL FUND?

INTERNATIONAL STOCK FUNDS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE UNITED STATES. INVESTING INTERNATIONALLY ALSO INVOLVES SPECIAL RISKS NOT ASSOCIATED WITH INVESTING IN THE U.S. STOCK MARKET.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Columbia Marsico International
                   Opportunities Master Portfolio (the Master Portfolio). The Master Portfolio has
                   the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in common stocks of foreign companies. While the Master Portfolio may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Master Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Master Portfolio may invest in common stocks of companies operating in emerging markets.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Master Portfolio, Marsico Capital uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico Capital may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico Capital seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico Capital may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico Capital may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico Capital also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico Capital in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico Capital may reduce or sell investments in portfolio companies if, in the opinion of Marsico Capital, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Master Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Master Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes; e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Master Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Master Portfolio to incur higher transaction costs (which may adversely affect the Master Portfolio's performance) and may increase taxable distributions for shareholders.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico International Opportunities Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - FUTURES RISK -- The Master Portfolio may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Master Portfolio's volatility.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the Fund.
                   Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES)
                   IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)


                2001     2002     2003     2004
                ----     ----     ----     ----
               -14.74%  -7.77%   40.24%   16.76%



               *Year-to-date return as of June 30, 2005: -3.54%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           20.20%
         WORST: 3RD QUARTER 2001:         -18.23%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the MSCI EAFE Index, an unmanaged, capitalization-weighted index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                                  1 YEAR    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES                      16.76%    4.31%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS      16.09%    4.12%



         CLASS A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS AND
           SALE OF FUND SHARES                                    10.95%    3.60%



         MSCI EAFE INDEX (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                                     20.25%    0.62%

      *THE INCEPTION DATE OF CLASS A SHARES IS AUGUST 1, 2000. THE RETURN FOR
       THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         Redemption fee (as a percentage of total redemption
           proceeds)(1)                                                 2.00%



         ANNUAL FUND OPERATING EXPENSES(2)
         (Expenses that are deducted from the Fund's assets)(3)



         Management fees(4)                                             1.02%



         Distribution (12b-1) and shareholder servicing fees            0.50%



         Other expenses                                                 0.10%
                                                                        -----



         Total annual Fund operating expenses(5)                        1.62%
                                                                        =====

      (1)The redemption fee may apply to shares that are redeemed (either by selling your shares or exchanging into another Fund) within 60 days of purchase. Please see ABOUT YOUR INVESTMENT -- BUYING, SELLING AND EXCHANGING SHARES -- REDEMPTION FEES for details.

      (2)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (3)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. Fund and Master Portfolio are sometimes used interchangeably in this table.

      (4)The Fund pays an investment advisory fee of 0.80% and an administration fee of 0.22%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 2.00% for Class R shares until July 31, 2006. There is no guarantee that this limitation will continue after July 31, 2006.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $114     $356      $617      $1,363

COLUMBIA LARGE CAP ENHANCED CORE FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER. VIKRAM KURIYAN OF THE ADVISER IS THE PORTFOLIO MANAGER THAT MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER AND THE PORTFOLIO MANAGER ON PAGES 49-50.

WHAT IS AN ENHANCED CORE FUND?

AN ENHANCED CORE FUND IS DESIGNED TO DELIVER THE INDUSTRY AND RISK CHARACTERISTICS OF ITS BENCHMARK WITH THE BENEFITS OF RELATIVELY LOW COSTS AND ACTIVE INVESTMENT MANAGEMENT.

WITH AN ENHANCED CORE FUND, THE TEAM MAY TAKE ADVANTAGE OF INDIVIDUAL ASSET SELECTION FROM A VARIETY OF INSTRUMENTS THAT ARE EXPECTED TO GENERATE RETURNS IN EXCESS OF THE S&P 500 INDEX.

THERE IS NO ASSURANCE THAT ACTIVE MANAGEMENT WILL RESULT IN A HIGHER RETURN THAN THE INDEX.

--------------------------------------------------------------------------------


[TARGET GRAPHIC]   INVESTMENT OBJECTIVE
                   The Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index.

[COMPASS GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500 Index, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 Index or its components. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The portfolio manager tries to maintain a portfolio that matches the risk characteristics of the S&P 500 Index. The portfolio manager will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 Index and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index, and may hold securities that are not in the index.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Fund, the portfolio manager uses quantitative analysis to evaluate the attractiveness of each potential investment. The portfolio manager may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500 Index and/or reducing portfolio volatility relative to the S&P 500 Index.

In addition, the portfolio manager believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The portfolio manager tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

The portfolio manager may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, or for other reasons.

The portfolio manager may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the portfolio manager:

  - may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The portfolio manager will only use this strategy when it is believed to be in the best interest of the Fund to do so and may sell other shares when appropriate

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


[LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC]         Columbia Large Cap Enhanced Core Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The portfolio manager chooses stocks that it believes have the potential for higher total returns than the S&P 500. There is a risk that the returns of these investments will not exceed those of the S&P 500, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FUTURES RISK -- This Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio manager is not required to utilize derivatives to reduce risks.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


[BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC]         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and
                   Class R shares do not have a sales charge. A FUND'S PAST PERFORMANCE (BEFORE AND
                   AFTER TAXES) IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Primary A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                  (BAR CHART)


                1997     1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----     ----
               33.19%   26.33%   17.41%   -11.14%  -9.56%   -21.86%  29.43%   10.23%



               *Year-to-date return as of June 30, 2005: 0.34%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1998:           20.91%
         WORST: 3RD QUARTER 2002:         -17.77%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Fund's Class A shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table also shows the returns for each period for the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 Index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES RETURNS BEFORE TAXES             10.23%   -2.17%     9.03%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                  7.96%   -3.82%     7.67%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES          7.07%   -2.43%     7.37%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                      10.88%   -2.30%     9.57%

      *THE INCEPTION DATE OF CLASS A SHARES IS JULY 31, 1996. THE RETURN FOR THE
       INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


[PERCENT GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              1.15%



         Distribution (12b-1) and shareholder servicing fees             0.50%



         Other expenses                                                  0.13%
                                                                       -------



                                                                         1.15%
         Total annual Fund operating expenses



         Fee waivers and/or reimbursements                             (0.15)%
                                                                       -------



         Total net expenses(3)                                           0.50%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.35% and an administration fee of 0.17%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; 0.25% for assets in excess of $1 billion and up to $1.5 billion; 0.20% for assets in excess of $1.5 billion and up to $3 billion; 0.18% for assets in excess of $3 billion and up to $6 billion; and 0.16% in excess of $6 billion.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

      - you invest $10,000 in Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      - you reinvest all dividends and distributions in the Fund

      - your investment has a 5% return each year

      - the Fund's operating expenses remain the same as shown in the table above

      - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $102     $350      $618      $1,384

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
6. The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund that is not already a feeder fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities in available in the Funds' SAI and on the Columbia Funds' website. A complete list of each Stock, International/Global Stock and Index Fund's portfolio holdings for each calendar month will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data, 30 calendar days following each month-end and will remain posted on the website for three months.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for the Funds in FINANCIAL HIGHLIGHTS.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

The table below tells you which asset management team or portfolio managers are responsible for making the day-to-day investment decisions for each Fund for which the Adviser has not engaged an investment sub-adviser. In addition, the table tells you the individual members that make up the teams. The professional biographies of the portfolio managers and team members follow the table. The SAI provides additional information about the compensation of the portfolio managers/team members, other accounts managed by the portfolio managers/team members and the portfolio managers'/team members' ownership of securities in the Portfolios.

FUND                   TEAM/PORTFOLIO MANAGERS         TEAM MEMBERS
COLUMBIA LARGE CAP     VALUE STRATEGIES TEAM           LORI ENSINGER, DAVID
  VALUE FUND                                           HOFFMAN, NOAH
                                                       PETRUCCI, DIANE SOBIN

COLUMBIA MID CAP       VALUE STRATEGIES TEAM           LORI ENSINGER, DAVID
  VALUE FUND                                           HOFFMAN, NOAH
                                                       PETRUCCI, DIANE SOBIN

COLUMBIA SMALL CAP     VALUE STRATEGIES TEAM           JARL GINSBERG,
  VALUE FUND II(1)                                     CHRISTIAN STADLINGER

COLUMBIA LARGE CAP     VIKRAM KURIYAN                  NOT TEAM MANAGED
  ENHANCED CORE FUND


(1)THIS FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER BECAUSE IT INVESTS IN COLUMBIA SMALL CAP VALUE II MASTER PORTFOLIO. THE ADVISER IS THE INVESTMENT ADVISER TO EACH MASTER PORTFOLIO.

                                                    BUSINESS EXPERIENCE
  PORTFOLIO MANAGER    LENGTH OF SERVICE WITH FUND  DURING PAST FIVE YEARS
  LORI ENSINGER        COLUMBIA LARGE CAP VALUE     COLUMBIA MANAGEMENT --
                       FUND SINCE 2001              PORTFOLIO MANAGER SINCE 2001
                                                    ZURICH SCUDDER
                       COLUMBIA MID CAP VALUE FUND  INVESTMENTS -- DIRECTED
                       SINCE JUNE 2001              INVESTMENT STRATEGY FOR ALL
                                                    INSTITUTIONAL ASSETS FROM
                                                    1999-2001



  JARL GINSBERG        COLUMBIA SMALL CAP VALUE     COLUMBIA MANAGEMENT --
                       FUND II SINCE 2003           PORTFOLIO MANAGER SINCE 2003
                                                    PILGRIM, BAXTER, &
                                                    ASSOCIATES -- RESEARCH
                                                    ANALYST FROM 2002-2003
                                                    BLACKROCK INC. -- CO-MANAGER
                                                    AND ANALYST FROM 1998-2002




                                                    BUSINESS EXPERIENCE
  PORTFOLIO MANAGER    LENGTH OF SERVICE WITH FUND  DURING PAST FIVE YEARS
  DAVID HOFFMAN        COLUMBIA LARGE CAP VALUE     COLUMBIA MANAGEMENT --
                       FUND SINCE JUNE 2004         PORTFOLIO MANAGER SINCE 2001
                                                    ZURICH SCUDDER
                       COLUMBIA MID CAP VALUE FUND  INVESTMENTS -- VICE
                       SINCE 2004                   PRESIDENT SINCE 1999-2001



  VIKRAM KURIYAN       COLUMBIA LARGE CAP ENHANCED  COLUMBIA MANAGEMENT --
                       CORE FUND SINCE FEBRUARY     PORTFOLIO MANAGER SINCE 2000
                       2005



  NOAH PETRUCCI        COLUMBIA LARGE CAP VALUE     COLUMBIA MANAGEMENT --
                       FUND SINCE FEBRUARY 2002     PORTFOLIO MANAGER SINCE 2002
                                                    ZURICH SCUDDER
                       COLUMBIA MID CAP VALUE FUND  INVESTMENTS -- ASSOCIATE
                       SINCE FEBRUARY 2002          PRODUCT SPECIALIST/PORTFOLIO
                                                    MANAGER FROM 2000-2001



  DIANE SOBIN          COLUMBIA LARGE CAP VALUE     COLUMBIA MANAGEMENT --
                       FUND SINCE AUGUST 2001       PORTFOLIO MANAGER SINCE 2001
                                                    ZURICH SCUDDER
                       COLUMBIA MID CAP VALUE FUND  INVESTMENTS -- SENIOR
                       SINCE NOVEMBER 2001          PORTFOLIO MANAGER FROM
                                                    1999-2001



  CHRISTIAN            COLUMBIA SMALL CAP VALUE     COLUMBIA MANAGEMENT --
  STADLINGER           FUND II SINCE 2002           PORTFOLIO MANAGER SINCE 2002
                                                    BLACKROCK INC. -- PORTFOLIO
                                                    MANAGER FROM 1996-2002

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements. Certain Funds have a breakpoint schedule for their advisory fees. Please refer to the fee tables of the Funds for the specifics of any applicable breakpoint schedule.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR



  COLUMBIA LARGE CAP VALUE FUND                              0.60%(2)      0.61%



  COLUMBIA MID CAP VALUE FUND                                 0.65%        0.65%



  COLUMBIA MARSICO GROWTH FUND(1)                             0.75%        0.72%



  COLUMBIA MARSICO 21ST CENTURY FUND(1)                       0.75%        0.75%



  COLUMBIA SMALL CAP VALUE FUND II(1)                        0.70%(2)      0.83%



  COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND(1)        0.70%(2)      0.76%



  COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND(1)        0.80%        0.80%



  COLUMBIA LARGE CAP ENHANCED CORE FUND                      0.35%(2)      0.38%




(1)THE FUNDS DON'T HAVE THEIR OWN INVESTMENT ADVISER BECAUSE THEY INVEST IN COLUMBIA MARSICO GROWTH MASTER PORTFOLIO, COLUMBIA MARSICO 21(ST) CENTURY MASTER PORTFOLIO, COLUMBIA SMALL CAP VALUE II MASTER PORTFOLIO, COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY MASTER PORTFOLIO AND COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES MASTER PORTFOLIO, RESPECTIVELY.

(2)THIS FEE IS THE CURRENT MAXIMUM CONTRACT LEVEL, WHICH HAS BEEN REDUCED FROM THE CONTRACT LEVEL THAT WAS IN EFFECT DURING A PORTION OF THE LAST FISCAL YEAR.

INVESTMENT SUB-ADVISERS

Columbia Funds and the Adviser engage one or more investment sub-advisers for certain Funds to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Columbia Funds and the Adviser have engaged the following sub-advisers to provide day-to-day portfolio management for certain Funds. These sub-advisers function under the supervision of the Adviser and the Board of the Funds.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

Information about the sub-advisers and the portfolio managers and/or team members of the sub-advisers that are responsible for the day-to-day investment decisions for the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers/team members, other accounts managed by the portfolio managers/team members and the portfolio managers'/team members' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL
MANAGEMENT, LLC

1200 17TH STREET
SUITE 1300
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico Capital was organized in September 1997 as a registered investment adviser and became a wholly owned indirect subsidiary of Bank of America in January 2001. Marsico Capital provides investment management services to other mutual funds and private accounts and, as of December 31, 2004, had approximately $44 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico Capital.

Marsico Capital is the investment sub-adviser to:

  - Columbia Marsico Growth Master Portfolio

  - Columbia Marsico 21st Century Master Portfolio

  - Columbia Marsico International Opportunities Master Portfolio

Marsico Capital is a co-investment sub-adviser to:

  - Columbia Multi-Advisor International Equity Master Portfolio

THOMAS F. MARSICO, is the Chief Investment Officer of Marsico Capital, and manages the investment program of Columbia Marsico Growth Master Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997.

CORYDON J. GILCHRIST, CFA, is the portfolio manager of Columbia Marsico 21st Century Master Portfolio. Prior to joining Marsico Capital in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he was on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and holds a CFA charter.

JAMES G. GENDELMAN, is the portfolio manager of Columbia Marsico International Opportunities Master Portfolio and Marsico Capital's portion of Columbia Multi-Advisor International Equity Master Portfolio. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor's degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

--------------------------------------------------------------------------------

CAUSEWAY CAPITAL
MANAGEMENT LLC

1111 SANTA MONICA BOULEVARD
SUITE 1550
LOS ANGELES, CALIFORNIA 90025

--------------------------------------------------------------------------------


CAUSEWAY CAPITAL MANAGEMENT LLC

Founded in June 2001, Causeway is a registered investment adviser and is majority-owned by its employees. As of June 30, 2004, Causeway had $8 billion in assets under management.

Causeway is one of the two investment sub-advisers to Columbia Multi-Advisor International Equity Master Portfolio. Causeway's portfolio management team is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio. James Doyle, Jonathan Eng, Harry Hartford and Sarah Ketterer are the members of the team. Information about certain team members follows.


JAMES DOYLE, James Doyle is a Director of Causeway Capital Management and serves as a portfolio manager responsible for the co-management of the portion of Columbia Multi-Advisor International Equity Fund, managed by Causeway Capital Management. He is responsible for investment research in global technology and autos/parts. Mr. Doyle has been with Causeway Management since 2001. Prior to joining the firm, Mr. Doyle worked for the Hotchkis and Wiley division of Merrill Lynch Investment Managers (MLIM) from 1997 to 2001. While employed at MLIM, he was a Vice President and head of investment research for the HW International and Global Value team. Mr. Doyle has been in the investment community since 1993. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

JONATHAN P. ENG, Jonathan Eng has been a portfolio manager for Causeway since 2002, and serves as a portfolio manager responsible for the co-management of the portion of Columbia Multi-Advisor International Equity Fund, managed by Causeway Capital Management. From 2001 to 2002, Mr. Eng served as a senior research analyst at Causeway. He is responsible for investment research in global media and industrials at Causeway Capital Management.

Prior to joining the firm, from 1997 to 2001, Mr. Eng was an equity research associate for the Hotchkis and Wiley division of MLIM, spending the last nine months in the London office of MLIM. Mr. Eng has been in the investment community since 1992. Mr. Eng earned his bachelor's degree in History and Economics from Brandeis University and his MBA from the Anderson Graduate School of Management at UCLA.

HARRY W. HARTFORD, Harry Hartford is the President of Causeway Capital Management and serves as a portfolio manager responsible for the co-management of the portion of Columbia Multi-Advisor International Equity Fund, managed by Causeway Capital Management. Mr. Hartford has served as portfolio manager and President since 2001. He is responsible for investment research in global basic materials and banks. From 1996 to 2001, Mr. Hartford was a Managing Director for the Hotchkis and Wiley division of MLIM, and co-head of the International and Global Value Team. Mr. Hartford has been in the investment community since 1984. Mr. Hartford earned his bachelor's degree in Economics, with honors, from the University of Dublin Trinity College, and his MS in Economics from Oklahoma State University, and is a Phi Kappa Phi member.

SARAH H. KETTERER, Sarah Ketterer has been portfolio manager with Causeway Capital Management since 2001, and serves as the Chief Executive Officer for the firm. Ms. Ketterer also serves as a portfolio manager responsible for the co-management of the portion of Columbia Multi-Advisor International Equity Fund, managed by Causeway Capital Management. She is responsible for investment research in global insurance and health care. From 1996 to 2001, Ms. Ketterer worked for the Hotchkis and Wiley division of MLIM. At MLIM, she was a Managing Director and co-head of the firm's HW International and Global Value Equity team. Ms. Ketterer and the HW international team were responsible for approximately $3.4 billion in international and global assets under management including the $1.1 billion Mercury HW International Value Fund. Ms. Ketterer has been in the investment community since 1986. Ms. Ketterer earned her bachelor's degree in Economics and Political Science from Stanford University and her MBA from the Amos Tuck School, Dartmouth College.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO REFERRED TO AS A SELLING OR SERVICING AGENT. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly, as follows:

  STOCK FUNDS (EXCLUDING COLUMBIA MARSICO GROWTH FUND AND
    COLUMBIA MARSICO 21ST CENTURY FUND)                         0.17%



  COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND              0.17%



  COLUMBIA LARGE CAP ENHANCED CORE FUND                         0.17%



  COLUMBIA MARSICO GROWTH FUND, COLUMBIA MARSICO 21ST CENTURY
    FUND AND COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND  0.22%





--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING AND EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Class R shares of the Funds. Here are some general rules about this class of shares:

ELIGIBLE INVESTORS

  - Class R shares are available to certain eligible investors and must be purchased through eligible retirement plans. Eligible investors are as follows:

  - 401(k) plans;

  - 457 plans;

  - Employer-Sponsored 403(b) plans;

  - Profit sharing and money purchase pension plans;

  - Defined benefit plans; and

  - Non-qualified deferred compensation plans ("eligible retirement plans")

Class R shares will not be available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.

The Funds reserve the right to change the criteria for eligible investors. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

You'll find more information about buying, selling and exchanging Class R shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions, or you need help placing an order. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Class R shares.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Columbia Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund) that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund). In addition, if Columbia Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund. In any event, Columbia Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES -- HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of a Fund are not affected by any of these limits. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase. Please refer to the section ABOUT YOUR INVESTMENT -- INFORMATION FOR
INVESTORS -- REDEMPTION FEES in the prospectus for your Fund to determine if a redemption fee might be applicable to your shares.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a exchange into a Fund followed by a exchange out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Columbia Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds practices discussed above. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain shareholders being able to market time a Fund while the shareholders in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED


All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN A FUND


The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF REDEMPTION FEES.

YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE SELLING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

--------------------------------------------------------------------------------


REDEMPTION FEES

The International Stock Funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Fund) within 60 days of their purchase. The redemption fee is paid to the Fund from which you are redeeming shares (including redemptions by exchange).

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to apply the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification. We'll redeem any shares that are eligible for a waiver first. For a discussion of the effects of market timing please see the section BUYING, SELLING AND EXCHANGING SHARES -- SHORT-TERM TRADING ACTIVITY AND MARKET TIMING.

      You won't pay an otherwise applicable redemption fee on the following categories of transactions:

        - shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner

        - shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts

        - shares sold by certain investment funds (e.g. Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Adviser that the investment fund is not a vehicle for market timing. The Adviser or its affiliates may manage certain of the approved investment funds

        - shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Adviser that the program is not designed to be a vehicle for market timing

        - shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Adviser indicating that financial institutions or intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders

        - shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser

        - shares that were purchased by reinvested dividends

        - shares that are redeemed or exchanged through Columbia Funds' Automatic Withdrawal Plan or Automatic Exchange Feature or similar affiliated or unaffiliated automated plans

        - the following retirement plan distributions:

           - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

           - distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2

      Columbia Funds also has the discretion to waive the 2% redemption fee if a Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.

      Certain financial institutions or intermediaries may not assess redemption fees on certain categories of redemptions that they believe do not present significant market timing concerns (such as automatic withdrawal plan redemptions). Conversely, certain financial institutions or intermediaries may assess redemption fees on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial institution or intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds' ability to assess redemption fees or apply waivers is generally limited by the policies of these financial institutions and intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial institutions and intermediaries that maintain accounts. You should check with your financial institution or intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

      Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial institution or intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders, however, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      All orders for the purchase of Class R shares must be made through your eligible retirement plan. Here are some general rules for buying shares:

        - You buy Class R shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator. Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - The International Stock Funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Fund) within 60 days of their purchase. Please see ABOUT YOUR INVESTMENT -- BUYING, SELLING AND EXCHANGING SHARES -- REDEMPTION FEES for details.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - You can exchange Class R shares of a Fund for Class R shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - The International Stock Funds assess, subject to certain exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Fund) within 60 days of their purchase. Please see ABOUT YOUR INVESTMENT -- BUYING, SELLING AND EXCHANGING SHARES -- REDEMPTION FEES for details.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolios. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SALES CHARGES

Your purchase of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or contingent deferred sales charge when sold.

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Management Distributors, Inc. for the shares purchased in accordance with the table below:

  AMOUNT PURCHASED                                              COMMISSION %
  FIRST $50 MILLION                                                 0.50



  OVER $50 MILLION                                                  0.25

Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                     MAXIMUM ANNUAL DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEE
                               (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  CLASS R SHARES     0.50% COMBINED DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING
                     FEES

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Portfolios' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolios pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolios

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolios, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolios for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Portfolios, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolios, including, for example, presenting Portfolios on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolios and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes

(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

All of the Funds distribute any realized net capital gain at least once a year. Normally, each Fund will declare and pay distributions of net investment income as indicated in the table below. The Funds may, however, declare and pay distributions of net investment income more frequently. If a Fund purchases bonds at a price less than a bond's principal amount, the Fund generally will be required to include a portion of the difference or discount in its annual ordinary income, and make distributions to shareholders representing such discount, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. The Fund may be required to sell securities held by the Fund to obtain the cash required to pay such distributions.

                                              FREQUENCY OF           FREQUENCY OF
                                             DECLARATION OF           PAYMENT OF
  FUND                                    INCOME DISTRIBUTIONS   INCOME DISTRIBUTIONS
  COLUMBIA LARGE CAP VALUE FUND                QUARTERLY              QUARTERLY



  COLUMBIA MID CAP VALUE FUND                  QUARTERLY              QUARTERLY



  COLUMBIA MARSICO GROWTH FUND                  ANNUALLY               ANNUALLY



  COLUMBIA MARSICO 21ST CENTURY FUND            ANNUALLY               ANNUALLY



  COLUMBIA SMALL CAP VALUE FUND II              ANNUALLY               ANNUALLY



  COLUMBIA MULTI-ADVISOR INTERNATIONAL
    EQUITY FUND                                 ANNUALLY               ANNUALLY



  COLUMBIA MARSICO INTERNATIONAL
    OPPORTUNITIES FUND                          ANNUALLY               ANNUALLY



  COLUMBIA LARGE CAP ENHANCED CORE FUND         ANNUALLY               ANNUALLY




Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges. Also, if you're an individual Fund shareholder, the portion of your distributions attributable to dividends received by the Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, those reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

FOREIGN TAXES

Mutual funds that maintain most of their portfolio in foreign securities -- like the International Stock Funds -- have special tax considerations. If more than half of the Fund's assets consist of foreign securities for a taxable year and the Fund makes a special election for the taxable year, you'll generally be required to:

  - include in your gross income your proportional amount of foreign income taxes paid by the Fund

  - treat this amount as foreign income taxes you paid directly

  - either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

We cannot assure you that a Fund will make this special election for a taxable year, even if it is eligible to do so.

In general, if you are an individual, each year you can claim up to $300 ($600 if you're filing jointly) of foreign income taxes paid (or deemed paid) by you as a foreign tax credit against your federal income tax liability.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA LARGE CAP VALUE FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.26%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.74%            $10,374.00      $  728.36
       2           10.25%            $11,025.00             7.62%            $10,761.99      $  133.16
       3           15.76%            $11,576.25            11.64%            $11,164.49      $  138.14
       4           21.55%            $12,155.06            15.82%            $11,582.04      $  143.30
       5           27.63%            $12,762.82            20.15%            $12,015.21      $  148.66
       6           34.01%            $13,400.96            24.65%            $12,464.57      $  154.22
       7           40.71%            $14,071.00            29.31%            $12,930.75      $  159.99
       8           47.75%            $14,774.55            34.14%            $13,414.36      $  165.97
       9           55.13%            $15,513.28            39.16%            $13,916.06      $  172.18
      10           62.89%            $16,288.95            44.37%            $14,436.52      $  178.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,436.52
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,522.61

COLUMBIA MID CAP VALUE FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.41%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.59%            $10,359.00      $  143.53
       2           10.25%            $11,025.00              7.31%            $10,730.89      $  148.68
       3           15.76%            $11,576.25             11.16%            $11,116.13      $   54.02
       4           21.55%            $12,155.06             15.15%            $11,515.20      $  159.55
       5           27.63%            $12,762.82             19.29%            $11,928.59      $  165.28
       6           34.01%            $13,400.96             23.57%            $12,356.83      $  171.21
       7           40.71%            $14,071.00             28.00%            $12,800.44      $  177.36
       8           47.75%            $14,774.55             32.60%            $13,259.97      $  183.73
       9           55.13%            $15,513.28             37.36%            $13,736.01      $  190.32
      10           62.89%            $16,288.95             42.29%            $14,229.13      $  197.15
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,229.13
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,690.84

COLUMBIA MARSICO GROWTH FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.51%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.49%            $10,349.00      $  153.63
       2           10.25%            $11,025.00              7.10%            $10,710.18      $  159.00
       3           15.76%            $11,576.25             10.84%            $11,073.97      $  164.55
       4           21.55%            $12,155.06             14.71%            $11,470.80      $  170.29
       5           27.63%            $12,762.82             18.71%            $11,871.13      $  176.23
       6           34.01%            $13,400.96             22.85%            $12,285.43      $  182.38
       7           40.71%            $14,071.00             27.14%            $12,714.19      $  188.75
       8           47.75%            $14,774.55             31.58%            $13,157.92      $  195.33
       9           55.13%            $15,513.28             36.17%            $13,617.13      $  202.15
      10           62.89%            $16,288.95             40.92%            $14,092.36      $  209.21
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,092.36
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,801.52

COLUMBIA MARSICO 21ST CENTURY FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.64%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.36%            $10,336.00      $  166.76
       2           10.25%            $11,025.00             6.83%            $10,683.29      $  172.36
       3           15.76%            $11,576.25            10.42%            $11,042.23      $  178.15
       4           21.55%            $12,155.06            14.13%            $11,413.27      $  184.14
       5           27.63%            $12,762.82            17.97%            $11,790.75      $  190.32
       6           34.01%            $13,400.96            21.93%            $12,193.12      $  196.72
       7           40.71%            $14,071.00            26.03%            $12,602.81      $  203.33
       8           47.75%            $14,774.55            30.26%            $13,026.27      $  210.16
       9           55.13%            $15,513.28            34.69%            $13,463.95      $  217.22
      10           62.89%            $16,288.95            39.16%            $13,916.34      $  224.52
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 3,916.34
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,943.66

COLUMBIA SMALL CAP VALUE FUND II -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.57%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.43%            $10,343.00      $  159.69
       2           10.25%            $11,025.00              6.98%            $10,697.76      $  165.17
       3           15.76%            $11,576.25             10.65%            $11,064.70      $  170.84
       4           21.55%            $12,155.06             14.44%            $11,444.22      $  176.69
       5           27.63%            $12,762.82             18.37%            $11,836.75      $  182.76
       6           34.01%            $13,400.96             22.43%            $12,242.75      $  189.02
       7           40.71%            $14,071.00             26.63%            $12,662.68      $  195.51
       8           47.75%            $14,774.55             30.97%            $13,097.01      $  202.21
       9           55.13%            $15,513.28             35.46%            $13,546.24      $  209.15
      10           62.89%            $16,288.95             40.11%            $14,010.87      $  216.32
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,010.87
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,867.37

COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.47%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.53%            $10,353.00      $  149.59
       2           10.25%            $11,025.00              7.18%            $10,718.46      $  154.88
       3           15.76%            $11,576.25             10.97%            $11,096.82      $  160.34
       4           21.55%            $12,155.06             14.89%            $11,488.54      $  166.00
       5           27.63%            $12,762.82             18.94%            $11,894.09      $  171.86
       6           34.01%            $13,400.96             23.14%            $12,313.95      $  177.93
       7           40.71%            $14,071.00             27.49%            $12,748.63      $  184.21
       8           47.75%            $14,774.55             31.99%            $13,198.68      $  190.71
       9           55.13%            $15,513.28             36.65%            $13,664.57      $  197.44
      10           62.89%            $16,288.95             41.47%            $14,146.93      $  204.41
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,146.93
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,757.39

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.62%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.38%            $10,338.00      $  164.74
       2           10.25%            $11,025.00              6.87%            $10,687.42      $  170.31
       3           15.76%            $11,576.25             10.49%            $11,048.66      $  176.06
       4           21.55%            $12,155.06             14.22%            $11,422.10      $  182.01
       5           27.63%            $12,762.82             18.08%            $11,808.17      $  188.17
       6           34.01%            $13,400.96             22.07%            $12,207.29      $  194.53
       7           40.71%            $14,071.00             26.20%            $12,619.89      $  201.10
       8           47.75%            $14,774.55             30.46%            $13,046.45      $  287.90
       9           55.13%            $15,513.28             34.87%            $13,487.42      $  214.92
      10           62.89%            $16,288.95             39.43%            $13,943.29      $  222.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 3,943.29
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,921.92

COLUMBIA LARGE CAP ENHANCED CORE FUND -- CLASS R SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              1.00%                             $10,000.00                                5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.00%             $10,400.00        $  102.00
       2           10.25%             $11,025.00              8.16%             $10,816.00        $  106.08
       3           15.76%             $11,576.25             12.49%             $11,248.64        $  110.32
       4           21.55%             $12,155.06             16.99%             $11,698.59        $  114.74
       5           27.63%             $12,762.82             21.67%             $12,166.53        $  119.33
       6           34.01%             $13,400.96             26.53%             $12,653.19        $  124.10
       7           40.71%             $14,071.00             31.59%             $13,159.32        $  129.06
       8           47.75%             $14,774.55             36.86%             $13,685.69        $  134.23
       9           55.13%             $15,513.28             42.33%             $14,203.12        $  139.59
      10           62.89%             $16,288.95             48.02%             $14,802.44        $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $1,224.62

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

CITIGROUP ALL BB&B-RATED HIGH YIELD MARKET INDEX -- an unmanaged index that measures the performance of below investment-grade debt securities rated

"BB" or "B" by Standard & Poor's Corporation and issued by corporations domiciled in the U.S. or Canada. All bonds in the index are publicly placed, have fixed coupons and are non-convertible. It is unavailable for investment and does not reflect fees, brokerage commissions and other expenses of investing.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

J.P. MORGAN EMERGING MARKET BOND GLOBAL INDEX -- an unmanaged index that covers 27 emerging market countries. Included in the index are U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. The index will only consider for inclusion emerging markets issues denominated in U.S. dollars, with a minimum current face outstanding of $500 million and at least 2 1/2 years to maturity (at the time each is added to the index). All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS 1-YEAR MUNICIPAL BOND INDEX -- an unmanaged index of state and local general obligation bonds, revenue bonds, insured bonds and pre-funded bonds with one to two years remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX -- an unmanaged index of state and local general obligation bonds, revenue bonds, insured bonds and pre-funded bonds with two to four years remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX -- an unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX -- an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with remaining maturities of one to ten years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX -- an unmanaged index of fixed rate mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS MUNICIPAL BOND INDEX -- an unmanaged index of state and local general obligation bonds, revenue bonds, insured bonds and pre-funded bonds with remaining maturities of one year or more. It is not available for investment and does not reflect fees, brokerage commissions, or other expenses of investing.

LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL INDEX -- an unmanaged index consisting of tax free bonds with a minimum quality rating of "A3" from Moody's and having a maturity range between two and eleven years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index made up of U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities and asset-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE 1-3 YEARS INDEX -- an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. GOVERNMENT INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities with remaining maturities of at least one year. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. GOVERNMENT INTERMEDIATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities with remaining maturities between one and ten years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. HIGH YIELD INDEX -- an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, non-investment grade debt. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of short-term U.S. Treasury bonds with maturities of one to three years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MSCI WORLD INDEX -- an unmanaged free float-adjusted market capitalization index that measures global developed market equity performance. The index includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Internal Revenue Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) GROWTH INDEX -- an unmanaged index that measures the performance of the largest U.S. companies based on total market capitalization, with higher price-to-book ratios and higher forecasted growth rates relative to the Russell 1000(R) Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) GROWTH INDEX -- an unmanaged index comprised of securities in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000(R) Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500(1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

S&P MIDCAP 400(1) INDEX -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. It represents about 7% of the U.S. market capitalization. The index is weighted by market value, is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SMALLCAP 600(1) INDEX -- an unmanaged index of 600 common stocks, weighted by market capitalization. The S&P SmallCap 600 represents 3% of U.S. market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

SYSTEMATIC ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "Standard & Poor's MidCap 400", "S&P MidCap 400", "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.


Where to find more information

You'll find more information about Columbia Funds Stock, International Stock and Index Funds in the following documents:



Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

BY MAIL:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/93224-1205

COLUMBIA MANAGEMENT.


PRELIMINARY PROSPECTUS DATED DECEMBER 15, 2005
SUBJECT TO COMPLETION


A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



                 -------------------------------------

                    Columbia LifeGoal(R) Portfolios

                    Prospectus -- Class R Shares

                    January 23, 2006

                 -------------------------------------


                    Columbia LifeGoal(R) Growth Portfolio
                    (formerly, Nations LifeGoal(R) Growth Portfolio)

                    Columbia LifeGoal(R) Balanced Growth Portfolio
                    (formerly, Nations LifeGoal(R) Balanced Growth Portfolio)

                    Columbia LifeGoal(R) Income and Growth Portfolio
                    (formerly, Nations LifeGoal(R) Income and Growth Portfolio)
















                    THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


-------------------------------------
                 |  May Lose Value
NOT FDIC-INSURED |
                 |  No Bank Guarantee
-------------------------------------

AN OVERVIEW OF THE PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 47.

YOUR INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia LifeGoal Portfolios. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolios invest in a mix of Stock, International/Global Stock, Government & Corporate Bond and Money Market Funds using an asset allocation approach. These kinds of mutual funds are sometimes called "funds of funds."

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a diversified portfolio by investing in different asset classes -- for example, equity securities, fixed income securities and money market instruments -- in varying proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how a Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like large-, mid- and small-capitalization stocks or high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIOS

Each Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of each Portfolio depends on many factors, including its allocation strategy and the performance of the Funds and other securities it invests in. In general, the more a Columbia LifeGoal Portfolio allocates to Stock, International/Global Stock Funds and equity securities, the greater the potential return and the greater the risk of a decline in share price. The more a Columbia LifeGoal Portfolio allocates to Government & Corporate Bond Funds, fixed income securities, Money Market Funds and money market instruments generally, the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or that you may not earn as much as you expect.

Columbia LifeGoal Growth Portfolio focuses on long-term growth by normally allocating all of its assets to a mix of Funds which invest primarily in equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

Columbia LifeGoal Balanced Growth Portfolio focuses on long-term growth by normally allocating its assets to a balanced mix of Funds which invest in equity and fixed income securities. Fixed income securities have the potential to increase in value, because, when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.

Columbia LifeGoal Income and Growth Portfolio focuses on current income and modest growth. It normally allocates most of its assets to Funds which invest in fixed income securities, but may also allocate some assets to Funds that invest in equity securities. Over time, the return on this Portfolio may be lower than the return on the other Portfolios.

IS LIFEGOAL RIGHT FOR YOU?

When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Columbia LifeGoal Portfolios may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of each Portfolio's investment objective, principal investment strategies and risks in the Portfolio descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolios, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolios
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE PORTFOLIOS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 30.

--------------------------------------------------------------------------------


COLUMBIA LIFEGOAL GROWTH PORTFOLIO                               5
------------------------------------------------------------------
COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO                     11
------------------------------------------------------------------
COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO                   17
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                      23
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     28
------------------------------------------------------------------
HOW THE PORTFOLIOS ARE MANAGED                                  30

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         33
  Distributions and taxes                                       41
  Legal matters                                                 43
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            44
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   47
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA LIFEGOAL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS PORTFOLIO'S ADVISER. VIKRAM KURIYAN OF THE ADVISER IS THE PORTFOLIO MANAGER THAT MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT
 THE ADVISER AND THE PORTFOLIO MANAGER ON PAGE 30.

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation through exposure to a variety of equity market segments.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests most of its assets in Class R shares of Stock and
                   International/Global Stock Funds.

The team uses asset allocation as its principal investment approach. It:

  - allocates assets among Fund categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses individual Funds within each category and the amount it will allocate to each, looking at each Fund's historical returns, as well as the expected performance of the mix of Funds

  - reviews the allocations to Fund categories and individual Funds at least monthly, and may change these allocations when it believes it's appropriate to do so

The actual amount in each Fund or category of Funds may vary from the allocations set by the team, depending on how the Funds perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund categories

  - if there are fewer assets in a Fund category than in the target allocation, it may allocate money coming into the Portfolio to that Fund category

The Portfolio normally sells a proportionate amount of the shares it owns in each Underlying Fund to meet its redemption requests.

  COLUMBIA LIFEGOAL GROWTH PORTFOLIO                      TARGET ALLOCATION FOR EACH
  CAN INVEST IN:                                          FUND CATEGORY:
  LARGE-CAPITALIZATION STOCK FUNDS                                  30-70%
    COLUMBIA LARGE CAP VALUE FUND
    COLUMBIA LARGE CAP CORE FUND
    COLUMBIA MARSICO FOCUSED EQUITIES FUND



  MID-CAPITALIZATION STOCK FUNDS                                    10-30%
    COLUMBIA MID CAP VALUE FUND
    COLUMBIA MARSICO MIDCAP GROWTH FUND



  SMALL-CAPITALIZATION STOCK FUNDS                                   5-20%
    COLUMBIA SMALL CAP VALUE FUND II
    COLUMBIA SMALL CAP GROWTH FUND II
    COLUMBIA ACORN USA



  INTERNATIONAL/GLOBAL STOCK FUNDS                                  10-30%
    COLUMBIA INTERNATIONAL VALUE FUND*
    COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
    COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
    COLUMBIA ACORN INTERNATIONAL



  CONVERTIBLE SECURITIES FUND                                        0-20%
    COLUMBIA CONVERTIBLE SECURITIES FUND

*BECAUSE THIS FUND IS CLOSED TO NEW INVESTMENTS, THE PORTFOLIO WILL NOT INVEST
 ADDITIONAL ASSETS IN THIS FUND. HOWEVER, THE TEAM INTENDS TO KEEP EXISTING INVESTMENTS IN THE FUND, SUBJECT TO NORMAL ALLOCATION DECISIONS.

The team can substitute or add other Funds to this list at any time, including Funds introduced after the date of this prospectus.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.345.6611 FOR A COPY.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia LifeGoal Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Portfolio allocates assets to Funds that may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - INTEREST RATE RISK -- The Portfolio allocates assets to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. It general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- An underlying Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

      - REBALANCING POLICY -- The actual amount in each Fund or category of Funds may vary from the allocations set by the team. This could continue for some time.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Portfolio. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A PORTFOLIO'S PAST PERFORMANCE IS
                   (BEFORE AND AFTER TAXES) NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Portfolio's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1997     1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----     ----
               14.57%   12.64%   25.61%    4.60%   -14.35%  -20.80%  34.03%   14.27%



               *Year-to-date return as of June 30, 2005: -0.24%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1998:           23.55%
         WORST: 3RD QUARTER 2002:         -18.78%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Portfolio's Class A shares' average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the returns for each period for the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 Index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR   5 YEARS   PORTFOLIO*
         CLASS A SHARES RETURNS BEFORE TAXES           14.27%    1.68%      7.59%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                               14.02%    0.29%      6.05%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES   9.28%    0.70%      5.76%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                    10.88%   -2.30%      8.52%

      *THE INCEPTION DATE OF CLASS A SHARES IS OCTOBER 15, 1996. THE RETURN FOR
       THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                0.25%



         Distribution (12b-1) and shareholder servicing fees            0.50%
                                                                        -----



         Total annual Portfolio operating expenses                      0.75%
                                                                        =====



                                                                        0.89%
         Expense ratio of underlying Funds



                                                                        1.64%
         Net expense ratio including expenses of underlying Funds(2)



                                                                        1.65%
         Gross expense ratio including expenses of underlying Funds

      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.89%. Such expense ratios ranged from 0.76% to 1.12%. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $167     $519      $896      $1,954

COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS PORTFOLIO'S ADVISER. VIKRAM KURIYAN OF THE ADVISER IS THE PORTFOLIO MANAGER THAT MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT
 THE ADVISER AND THE PORTFOLIO MANAGER ON PAGE 30.

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks total return through a balanced portfolio of equity and fixed income securities.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests all of its assets in Class R shares of a balanced mix of Stock, International/Global Stock and Government & Corporate Bond Funds.

The team uses asset allocation as its principal investment approach. It:

  - allocates assets among Fund categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses individual Funds within each category and the amount it will allocate to each, looking at each Fund's historical returns, as well as the expected performance of the mix of Funds

  - reviews the allocations to Fund categories and individual Funds at least monthly, and may change these allocations when it believes it's appropriate to do so

The actual amount in each Fund or category of Funds may vary from the allocations set by the team, depending on how the Funds perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund categories

  - if there are fewer assets in a Fund category than in the target allocation, it may allocate money coming into the Portfolio to that Fund category

The Portfolio normally sells a proportionate amount of the shares it owns in each Underlying Fund to meet its redemption requests.

  COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO             TARGET ALLOCATION FOR EACH
  CAN INVEST IN:                                          FUND CATEGORY:
  LARGE-CAPITALIZATION STOCK FUNDS                                  15-40%
    COLUMBIA LARGE CAP VALUE FUND
    COLUMBIA LARGE CAP CORE FUND
    COLUMBIA MARSICO FOCUSED EQUITIES FUND



  MID-CAPITALIZATION STOCK FUNDS                                     5-15%
    COLUMBIA MID CAP VALUE FUND
    COLUMBIA MARSICO MIDCAP GROWTH FUND




  SMALL-CAPITALIZATION STOCK FUNDS                                   5-15%
    COLUMBIA SMALL CAP VALUE FUND II
    COLUMBIA SMALL CAP GROWTH FUND II
    COLUMBIA ACORN USA



  INTERNATIONAL/GLOBAL STOCK FUNDS                                   5-15%
    COLUMBIA INTERNATIONAL VALUE FUND*
    COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
    COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
    COLUMBIA ACORN INTERNATIONAL




  GOVERNMENT & CORPORATE BOND FUNDS                                 25-65%
    COLUMBIA SHORT TERM BOND FUND
    COLUMBIA TOTAL RETURN BOND FUND



  CONVERTIBLE SECURITIES FUND                                        0-10%
    COLUMBIA CONVERTIBLE SECURITIES FUND



  HIGH YIELD BOND FUND                                               0-10%
    COLUMBIA HIGH INCOME FUND

*BECAUSE THIS FUND IS CLOSED TO NEW INVESTMENTS, THE PORTFOLIO WILL NOT INVEST
 ADDITIONAL ASSETS IN THIS FUND. HOWEVER, THE TEAM INTENDS TO KEEP EXISTING INVESTMENTS IN THE FUND, SUBJECT TO NORMAL ALLOCATION DECISIONS.

The team can substitute or add other Funds to this list at any time, including Funds introduced after the date of this prospectus.


--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.345.6611 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia LifeGoal Balanced Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - INTEREST RATE RISK -- The Portfolio allocates assets to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- An underlying Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio allocates assets to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that may use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - REBALANCING POLICY -- The actual amount in each Fund or category of Funds may vary from the allocations set by the team. This could continue for some time.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Portfolio. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A PORTFOLIO'S PAST PERFORMANCE
                   (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Portfolio's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1997     1998     1999     2000     2001     2002     2003     2004
                ----     ----     ----     ----     ----     ----     ----     ----
               11.20%   11.66%   14.38%    6.96%   -3.18%   -10.32%  24.10%   10.17%



               *Year-to-date return as of June 30, 2005: 0.20%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           12.44%
         WORST: 3RD QUARTER 2002:         -10.48%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Portfolio's Class A shares' average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the returns for each period for the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/ Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR   5 YEARS   PORTFOLIO*
         CLASS A SHARES RETURNS BEFORE TAXES           10.17%    4.89%      7.76%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                9.22%    3.31%      5.71%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES   6.72%    3.24%      5.46%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                    10.88%   -2.30%      8.52%



         LEHMAN BROTHERS U.S. AGGREGATE INDEX
           (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES
           OR TAXES)                                    4.34%    7.71%      7.04%

      *THE INCEPTION DATE OF CLASS A SHARES IS OCTOBER 15, 1996. THE RETURNS FOR
       THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                                   Class R
         (Fees paid directly from your investment)                          Shares
         Maximum sales charge (load) imposed on purchases                    N/A



         Maximum deferred sales charge (load)                                N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                     0.25%



         Distribution (12b-1) and shareholder servicing fees                 0.50%
                                                                             -----



         Total annual Portfolio operating expenses                           0.75%
                                                                             =====



                                                                             0.79%
         Expense ratio of underlying Funds



                                                                             1.54%
         Net expense ratio including expenses of underlying Funds(2)



                                                                             1.55%
         Gross expense ratio including expenses of underlying Funds

      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.79%. Such expense ratios ranged from 0.48% to 1.12%. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $157     $489      $844      $1,845

COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS PORTFOLIO'S ADVISER. VIKRAM KURIYAN OF THE ADVISER IS THE PORTFOLIO MANAGER THAT MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT
 THE ADVISER AND THE PORTFOLIO MANAGER ON PAGE 30.

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks current income and modest growth to protect against inflation and to preserve purchasing power.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests most of its assets in Class R shares of
                   Government & Corporate Bond Funds, but may also invest in Columbia Funds Stock,
                   International/Global Stock and Money Market Funds.

The team uses asset allocation as its principal investment approach. It:

  - allocates assets among Fund categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses individual Funds within each category and the amount it will allocate to each, looking at each Fund's historical returns, as well as the expected performance of the mix of Funds

  - reviews the allocations to Fund categories and individual Funds at least monthly, and may change these allocations when it believes it's appropriate to do so

The actual amount in each Fund or category of Funds may vary from the allocations set by the team, depending on how the Funds perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund categories

  - if there are fewer assets in a Fund category than in the target allocation, it may allocate money coming into the Portfolio to that Fund category

The Portfolio normally sells a proportionate amount of the shares it owns in each Underlying Fund to meet its redemption requests.

  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO CAN INVEST   TARGET ALLOCATION FOR EACH
  IN:                                                        FUND CATEGORY:
  LARGE-CAPITALIZATION STOCK FUNDS                                     10-30%
    COLUMBIA LARGE CAP VALUE FUND
    COLUMBIA LARGE CAP CORE FUND
    COLUMBIA MARSICO FOCUSED EQUITIES FUND



  MID-CAPITALIZATION STOCK FUNDS                                        0-10%
    COLUMBIA MID CAP VALUE FUND
    COLUMBIA MARSICO MIDCAP GROWTH FUND



  SMALL-CAPITALIZATION STOCK FUNDS                                      0-10%
    COLUMBIA SMALL CAP VALUE FUND II
    COLUMBIA SMALL CAP GROWTH FUND II
    COLUMBIA ACORN USA



  INTERNATIONAL/GLOBAL STOCK FUNDS                                      0-10%
    COLUMBIA INTERNATIONAL VALUE FUND*
    COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
    COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
    COLUMBIA ACORN INTERNATIONAL



  GOVERNMENT & CORPORATE BOND FUNDS                                    50-90%
    COLUMBIA SHORT TERM BOND FUND
    COLUMBIA TOTAL RETURN BOND FUND



  CONVERTIBLE SECURITIES FUND                                           0-10%
    COLUMBIA CONVERTIBLE SECURITIES FUND



  HIGH YIELD BOND FUND                                                  0-15%
    COLUMBIA HIGH INCOME FUND



  MONEY MARKET FUND                                                     0-20%
    COLUMBIA CASH RESERVES

*BECAUSE THIS FUND IS CLOSED TO NEW INVESTMENTS, THE PORTFOLIO WILL NOT INVEST
 ADDITIONAL ASSETS IN THIS FUND. HOWEVER, THE TEAM INTENDS TO KEEP EXISTING INVESTMENTS IN THE FUND, SUBJECT TO NORMAL ALLOCATION DECISIONS.

Columbia LifeGoal Income and Growth Portfolio's target allocation for total investments in stock and international/global stock funds is 30%. The team can substitute or add other Funds to this list at any time, including Funds introduced after the date of this prospectus.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.345.6611 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER
 RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia LifeGoal Income and Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - INTEREST RATE RISK -- The Portfolio allocates assets to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- An underlying Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio allocates assets to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that may use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - REBALANCING POLICY -- The actual amount in each Fund or category of Funds may vary from the allocations set by the team. This could continue for some time.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because Class R shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Portfolio. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge. A PORTFOLIO'S PAST PERFORMANCE
                   (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Portfolio's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----
               8.50%   10.12%    6.15%    5.72%    2.38%   -3.68%   14.94%    6.38%



              *Year-to-date return as of June 30, 2005: 0.59%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2003:           7.28%
         WORST: 3RD QUARTER 2002:         -4.35%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004



      The table shows the Portfolio's Class A shares' average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the returns for each period for the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/ Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR   5 YEARS   PORTFOLIO*
         CLASS A SHARES RETURNS BEFORE TAXES            6.38%    4.98%      6.29%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                5.27%    3.55%      4.46%



         CLASS A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES   4.29%    3.41%      4.28%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                    10.88%   -2.30%      8.52%



         LEHMAN BROTHERS U.S. AGGREGATE INDEX
           (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES
           OR TAXES)                                    4.34%    7.71%      7.04%

      *THE INCEPTION DATE OF CLASS A SHARES IS OCTOBER 15, 1996. THE RETURNS FOR
       THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                0.25%



         Distribution (12b-1) and shareholder servicing fees            0.50%
                                                                        -----



         Total annual Portfolio operating expenses                      0.75%
                                                                        =====



                                                                        0.66%
         Expense ratio of underlying Funds



                                                                        1.41%
         Net expense ratio including expenses of underlying Funds(2)



                                                                        1.43%
         Gross expense ratio including expenses of underlying Funds

      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.66%. Such expense ratios ranged from 0.20% to 1.12%. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS R SHARES                          $144     $450      $780      $1,711




About the Underlying Funds


The table starting on the next page is a brief overview of the objectives and principal investments of the Underlying Funds in which the Columbia LifeGoal Portfolios invest. Each Portfolio invests in a different mix of Underlying Funds. You'll find the mix of Underlying Funds and target allocations for each Portfolio starting on page 5.

The team can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at 1.800.345.6611 for copies.

                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
STOCK FUNDS
Columbia Large Cap Value Fund         Growth of capital by investing in        - at least 80% of its assets in common
                                      companies that are believed to be          stocks of U.S. companies. The Fund
                                      undervalued.                               generally invests in companies in a
                                                                                 broad range of industries with market
                                                                                 capitalizations of at least $1 billion
                                                                                 and daily trading volumes of at least $3
                                                                                 million. Effective September 23, 2005,
                                                                                 under normal circumstances, the Fund
                                                                                 will invest at least 80% of its assets
                                                                                 in large capitalization companies whose
                                                                                 market capitalizations are within the
                                                                                 range of the companies within the
                                                                                 Russell 1000 Value Index
                                                                               - up to 20% of its assets in foreign
                                                                                 securities
                                                                               - may invest in real estate investment
                                                                                 trusts

Columbia Large Cap Core Fund          Long-term growth of capital.             Columbia Large Cap Core Master Portfolio.
                                                                               The Master Portfolio invests:
                                                                               - at least 65% of its assets in common
                                                                                 stocks of companies that it selects from
                                                                                 among major industry sectors. Effective
                                                                                 September 23, 2005, under normal
                                                                                 circumstances, the Master Portfolio will
                                                                                 invest at least 80% of its assets in
                                                                                 large capitalization companies whose
                                                                                 market capitalizations are within the
                                                                                 range of the companies within the S&P
                                                                                 Index
                                                                               - The securities the Master Portfolio
                                                                                 normally holds include common stocks,
                                                                                 preferred stocks and convertible
                                                                                 securities
                                                                               - up to 20% of its assets in foreign
                                                                                 securities

Columbia Marsico Focused Equities     Long-term growth of capital.             Columbia Marsico Focused Equities Master
  Fund                                                                         Portfolio. The Master Portfolio invests:
                                                                               - at least 80% of its assets in equity
                                                                                 securities. The investments mostly
                                                                                 consist of equity securities of large
                                                                                 capitalization companies with a market
                                                                                 capitalization of $4 billion or more.
                                                                                 The Master Portfolio, which is non-
                                                                                 diversified, generally holds a core
                                                                                 position of 20 to 30 common stocks that
                                                                                 are selected for their long-term growth
                                                                                 potential
                                                                               - up to 25% of its assets in foreign
                                                                                 securities

Columbia Mid Cap Value Fund           Long-term growth of capital with         - at least 80% of its assets in equity
                                      income as a secondary consideration.       securities of U.S. companies whose
                                                                                 market capitalizations are within the
                                                                                 range of the companies within the
                                                                                 Russell MidCap Value Index and that are
                                                                                 believed to have the potential for
                                                                                 long-term growth
                                                                               - up to 20% of its assets in foreign
                                                                                 securities
                                                                               - may invest in real estate investment
                                                                                 trusts

Columbia Marsico MidCap Growth        Long-term growth of capital by           - at least 80% of its assets in U.S.
  Fund                                investing primarily in equity              companies whose market capitalizations
                                      securities.                                are within the range of companies within
                                                                                 the Russell MidCap Growth Index and that
                                                                                 are believed to have the potential for
                                                                                 long-term growth. The Fund generally
                                                                                 holds 35 to 50 equity securities


                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------

Columbia Small Cap Value Fund II      Long-term growth of capital by           Columbia Small Cap Value II Master
                                      investing in companies believed to be    Portfolio. The Master Portfolio invests:
                                      undervalued.                             - at least 80% of its assets in equity
                                                                                 securities of U.S. companies whose
                                                                                 market capitalizations are within the
                                                                                 range of the companies within the
                                                                                 Russell 2000 Value Index and that are
                                                                                 believed to have the potential for
                                                                                 long-term growth

Columbia Small Cap Growth Fund II     Long-term capital growth by investing    Columbia Small Cap Master Portfolio. The
                                      primarily in equity securities.          Master Portfolio invests:
                                                                               - at least 80% of its assets in companies
                                                                                 with a market capitalization of $2
                                                                                 billion or less

Columbia Acorn USA                    Long term growth of capital.             - at least 80% of its assets in U.S.
                                                                                 companies with market capitalizations of
                                                                                 less than $5 billion at the time of
                                                                                 initial purchase

INTERNATIONAL/GLOBAL STOCK FUNDS
Columbia International Value Fund     Long-term capital appreciation by        Columbia International Value Master
  (closed to new investments)         investing primarily in equity            Portfolio. The Master Portfolio invests:
                                      securities of foreign issuers,           - at least 65% of its assets in foreign
                                      including emerging markets countries.      companies anywhere in the world that
                                                                                 have a market capitalization of more
                                                                                 than $1 billion at the time of
                                                                                 investment. The Master Portfolio
                                                                                 typically invests in at least three
                                                                                 countries other than the United States
                                                                                 at any one time

Columbia Multi-Advisor                Long-term capital growth by investing    Columbia Multi-Advisor International
  International Equity Fund           primarily in equity securities of        Equity Master Portfolio. The Master
                                      non-U.S. companies in Europe,            Portfolio invests:
                                      Australia, the Far East and other        - at least 80% of its assets in equity
                                      regions, including developing              securities of established companies
                                      countries.                                 located in at least three countries
                                                                                 other than the United States. The
                                                                                 investment managers select countries,
                                                                                 including emerging market or developing
                                                                                 countries, that they believe have the
                                                                                 potential for growth
                                                                               - primarily in equity securities, which
                                                                                 may include equity interests in foreign
                                                                                 investment funds or trusts, convertible
                                                                                 securities, real estate investment trust
                                                                                 securities and depositary receipts

Columbia Marsico International        Long-term growth of capital.             Columbia Marsico International
  Opportunities Fund                                                           Opportunities Master Portfolio. The Master
                                                                               Portfolio invests:
                                                                               - at least 65% of its assets in common
                                                                                 stocks of foreign companies selected for
                                                                                 their long-term growth potential. While
                                                                                 the Master Portfolio may invest in
                                                                                 companies of any size, it focuses on
                                                                                 large companies. The Master Portfolio
                                                                                 normally invests in issuers from at
                                                                                 least three countries other than the
                                                                                 United States and generally holds a core
                                                                                 position of 35 to 50 common stocks


                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
Columbia Acorn International          Long-term growth of capital.             - the majority (under normal market
                                                                                 conditions, at least 75%) of its assets
                                                                                 in the stocks of foreign companies based
                                                                                 in developed markets
                                                                               - the stocks of companies based outside
                                                                                 the U.S. with market capitalizations of
                                                                                 less than $5 billion at the time of
                                                                                 initial purchase

CONVERTIBLE SECURITIES FUND
Columbia Convertible Securities       Total investment return, comprised of    - At least 80% of its assets in
  Fund                                current income and capital                 convertible securities. Most convertible
                                      appreciation, consistent with prudent      securities are issued by U.S. issuers
                                      investment risk.                           and are not investment grade
                                                                               - the Fund may invest in common stocks
                                                                               - the Fund may invest up to 15% of its
                                                                                 assets in Eurodollar convertible
                                                                                 securities
                                                                               - The team generally chooses convertible
                                                                                 securities that are rated at least "B"
                                                                                 by a nationally recognized statistical
                                                                                 rating organization but may choose
                                                                                 unrated securities if it believes they
                                                                                 are of comparable quality at the time of
                                                                                 investment

GOVERNMENT & CORPORATE BOND
  FUNDS
Columbia Short Term Bond Fund         High current income consistent with      - at least 65% of its total assets in
                                      minimal fluctuations of principal.         investment grade fixed income
                                                                                 securities. The team may choose unrated
                                                                                 securities if it believes they are of
                                                                                 comparable quality to investment grade
                                                                                 securities at the time of investment.
                                                                                 Effective September 23, 2005, under
                                                                                 normal circumstances, the Fund will
                                                                                 invest at least 80% of its assets in
                                                                                 bonds
                                                                               - corporate debt securities, including
                                                                                 bonds, notes and debentures,
                                                                                 mortgage-related securities issued by
                                                                                 governments, asset-backed securities or
                                                                                 U.S. government obligations

Columbia Total Return Bond Fund       Total return by investing in             - at least 80% of its assets in bonds
                                      investment grade fixed income            - at least 65% of its assets in investment
                                      securities.                                grade fixed income securities. The
                                                                                 portfolio management team may choose
                                                                                 unrated securities if it believes they
                                                                                 are of comparable quality to investment
                                                                                 grade securities at the time of
                                                                                 investment
                                                                               - corporate debt securities, including
                                                                                 bonds, notes and debentures, U.S.
                                                                                 government obligations, foreign debt
                                                                                 securities denominated in U.S. dollars,
                                                                                 mortgage-related securities,
                                                                                 asset-backed securities or municipal
                                                                                 securities


                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
HIGH YIELD BOND FUND
Columbia High Income Fund             Maximum income by investing in a         Columbia High Income Master Portfolio. The
                                      diversified portfolio of high yield      Master Portfolio invests:
                                      debt securities.                         - at least 80% of its assets in domestic
                                                                                 and foreign corporate high yield debt
                                                                                 securities which are not rated
                                                                                 investment grade but generally will be
                                                                                 rated "BB" or "B" by Standard & Poor's
                                                                                 Corporation
                                                                               - primarily in U.S. government
                                                                                 obligations, zero-coupon bonds, as well
                                                                                 as domestic corporate high yield debt
                                                                                 securities and U.S. dollar-denominated
                                                                                 foreign corporate high yield debt
                                                                                 securities, both of which include
                                                                                 private placements
                                                                               - up to 20% of its assets in equity
                                                                                 securities which may include convertible
                                                                                 securities

MONEY MARKET FUND
Columbia Cash Reserves                Preservation of principal value and      - money market instruments, including
                                      maintenance of a high degree of            commercial paper, bank obligations,
                                      liquidity while providing current          short- term debt securities, short-term
                                      income.                                    taxable municipal securities, repurchase
                                                                                 agreements secured by first-tier
                                                                                 securities, U.S. government obligations
                                                                                 or U.S. Treasury obligations


Other important information
(LINE GRAPH GRAPHIC)

--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT EACH PORTFOLIO'S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 5.

--------------------------------------------------------------------------------


The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Portfolio or Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
        Each Portfolio that is not already a feeder fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolios or any Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds and the Portfolios may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds and the Portfolios for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- A Portfolio may temporarily hold up to 100% of its assets in Columbia Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolios and the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolios and the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data, 30 calendar days following each month-end and will remain posted on the website for three months.

      - PORTFOLIO TURNOVER -- A Portfolio or Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolios generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Portfolio in FINANCIAL HIGHLIGHTS.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolios are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Portfolios described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

The Adviser's Investment Strategies Team is responsible for making the day-to-day investment decisions for each Portfolio.

The table below tells you which portfolio manager is responsible for making the day-to-day investment decisions for each Portfolio. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

  PORTFOLIO                                              PORTFOLIO MANAGER
  COLUMBIA LIFEGOAL GROWTH PORTFOLIO                     VIKRAM KURIYAN



  COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO            VIKRAM KURIYAN



  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO          VIKRAM KURIYAN

                               LENGTH OF SERVICE            BUSINESS EXPERIENCE
    PORTFOLIO MANAGER            WITH THE FUND           DURING THE PAST FIVE YEARS
  VIKRAM KURIYAN           COLUMBIA LIFEGOAL             COLUMBIA
                           GROWTH PORTFOLIO              MANAGEMENT--PORTFOLIO
                           SINCE AUGUST 2004             MANAGER SINCE 2000



                           COLUMBIA LIFEGOAL
                           BALANCED GROWTH PORTFOLIO
                           SINCE AUGUST 2004



                           COLUMBIA LIFEGOAL
                           INCOME AND GROWTH
                           PORTFOLIO
                           SINCE AUGUST 2004

The Portfolio pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The Adviser has also agreed to pay all other Portfolio expenses, except taxes, brokerage fees and commissions, extraordinary expenses, and any distribution (12b-1), shareholder servicing or shareholder administration fees for the Portfolios except Columbia LifeGoal Income Portfolio.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Portfolios' annual report to shareholders for the fiscal year ended March 31.
The Adviser has agreed to waive fees and/or reimburse expenses for Columbia LifeGoal Income Portfolio until July 31, 2006. You'll find a discussion of any waivers and/or expense reimbursements in the Portfolio descriptions. There is no assurance that the Adviser will waive fees and/or reimburse expenses after this date.

The following chart shows the maximum advisory fee the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Portfolios' last fiscal year. Certain Portfolios have a breakpoint schedule for their advisory fees. Please refer to the fee tables of the Portfolios for the specifics of any applicable breakpoint schedule.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA LIFEGOAL GROWTH PORTFOLIO                          0.25%        0.25%



  COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO                 0.25%        0.25%



  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO               0.25%        0.25%

*Actual management fees will be charged to the Portfolio based on a weighted average of the underlying assets of the Portfolio. No management fee will be charged on assets invested in Class R shares of Columbia Funds Government & Corporate Bond, Stock and Money Market Funds. Management fees on assets invested in individual securities will be charged at rates of 0.50%, less a 0.10% waiver.

INVESTMENT SUB-ADVISERS

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Portfolio to make day-to-day investment decisions for the Portfolio. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolios' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Portfolios' annual report to shareholders for the fiscal year ended March 31.

Applicable law requires a Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Adviser's recommendations with approval only by the Board and not by Portfolio shareholders. The Adviser or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Portfolios obtain the relief, each Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


The Portfolios are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolios, and is responsible for overseeing the administrative operations of the Portfolios. Columbia Management Advisors, LLC does not receive any fees for the administrative services it provides to the Portfolios, except for Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio pays Columbia Management Advisors, LLC a maximum fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Portfolios' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Class R shares of the Portfolios. Here are some general rules about this class of shares:

 ELIGIBLE INVESTORS


  - Class R shares are available to certain eligible investors and must be purchased through eligible retirement plans. The eligible investors described below are subject to different minimum initial investment requirements. Eligible investors and their applicable investment minimums are as follows:

  - 401(k) plans;

  - 457 plans;

  - Employer-Sponsored 403(b) plans;

  - Profit sharing and money purchase pension plans;

  - Defined benefit plans; and

  - Non-qualified deferred compensation plans ("eligible retirement plans")

Class R shares will not be available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.

The Funds reserve the right to change the criteria for eligible investors. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

You'll find more information about buying, selling and exchanging Class R shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions, or you need help placing an order.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's or Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio or Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolios are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolios to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios or Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Columbia Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio or Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund) that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund). In addition, if Columbia Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund. In any event, Columbia Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES -- HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of a Portfolio are not affected by any of these limits. For these purposes, a "round trip" is a purchase by any means into a Portfolio or Fund followed by a redemption, of any amount, by any means out of the same Portfolio or Fund. Under this definition, a exchange into a Portfolio or Fund followed by a exchange out of the same Portfolio or

Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Columbia Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds practices discussed above. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio or Fund which may result in certain shareholders being able to market time a Portfolio or Fund while the shareholders in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

HOW SHARES ARE PRICED

All transactions are based on the price of a Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Portfolio at the end of each business day. The net asset value per share of a Portfolio is based on the net asset value per share of the Columbia Funds the Portfolio invests in.

We calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Portfolios, Distributor, Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------


(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      All orders for the purchase of Class R shares must be made through your eligible retirement plan. Here are some general rules for buying shares:

        - You buy Class R shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator. Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


(EXCHANGING SHARES      EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Portfolio to buy shares of another Portfolio or Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class R shares of a Portfolio for Class R shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolios. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SALES CHARGES


Your purchase of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or contingent deferred sales charge when sold.

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Management Distributors, Inc. for the shares purchased in accordance with the table below:

AMOUNT PURCHASED                                             COMMISSION %
----------------                                             ------------
First $50 million.........................................       0.50
over $50 million..........................................       0.25

Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12b-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  CLASS R SHARES     0.50% COMBINED DISTRIBUTION (12b-1) AND SHAREHOLDER
                     SERVICING FEE

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Portfolios' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolios pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolios

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolios, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolios for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Portfolios, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolios, including, for example, presenting Portfolios on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolios and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

DISTRIBUTIONS AND TAXES
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Portfolios intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Portfolios won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares and is called a distribution.

All of the Portfolios normally declare and pay distributions of net investment income quarterly, and distribute any realized net capital gain at least once a year. The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Portfolio shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution and all subsequent distributions will be reinvested in additional shares of the Portfolio.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios have built up, or have the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIOS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Portfolio's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Portfolio's long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges. Also, if you're an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolios' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Portfolios assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Portfolio, which is the same as that stated in the Annual Portfolio Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA LIFEGOAL GROWTH PORTFOLIO -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.14%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.36%            $10,336.00      $  166.76
       2           10.25%            $11,025.00              6.83%            $10,633.00      $  172.36
       3           15.76%            $11,576.25             10.42%            $11,012.25      $  178.15
       4           21.55%            $12,155.06             14.13%            $11,413.27      $  184.14
       5           27.63%            $12,762.82             17.97%            $11,796.75      $  190.32
       6           34.01%            $13,400.96             21.93%            $12,193.12      $  196.72
       7           40.71%            $14,071.00             26.03%            $12,602.81      $  203.33
       8           47.75%            $14,774.55             30.26%            $13,026.27      $  210.16
       9           55.13%            $15,513.28             34.64%            $13,463.95      $  217.22
      10           62.89%            $16,288.95             39.16%            $13,916.34      $  224.52
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 3,916.34
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,943.66

COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.54%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.46%            $10,346.00      $  156.66
       2           10.25%            $11,025.00              7.04%            $10,703.97      $  162.08
       3           15.76%            $11,576.25             10.74%            $11,074.33      $  167.69
       4           21.55%            $12,155.06             14.58%            $11,457.50      $  173.50
       5           27.63%            $12,762.82             18.54%            $11,853.93      $  179.50
       6           34.01%            $13,400.96             22.64%            $12,264.08      $  185.71
       7           40.71%            $14,071.00             26.88%            $12,688.41      $  192.13
       8           47.75%            $14,774.55             31.27%            $13,127.43      $  198.78
       9           55.13%            $15,513.28             35.82%            $13,581.64      $  205.66
      10           62.89%            $16,288.95             40.52%            $14,051.57      $  212.78
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,051.57
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,834.50

COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO -- CLASS R SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.41%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.54%            $10,359.00      $  143.53
       2           10.25%            $11,025.00              7.31%            $10,730.89      $  148.68
       3           15.76%            $11,576.25             11.16%            $11,116.13      $  154.02
       4           21.55%            $12,155.06             15.15%            $11,515.20      $  159.55
       5           27.63%            $12,762.82             19.29%            $11.928.59      $  165.28
       6           34.01%            $13,400.96             23.57%            $12,356.83      $  171.21
       7           40.71%            $14,071.00             28.00%            $12,800.44      $  177.36
       8           47.75%            $14,774.55             32.60%            $13,259.97      $  183.73
       9           55.13%            $15,513.28             37.36%            $13,736.01      $  190.32
      10           62.89%            $16,288.95             42.29%            $14,229.13      $  197.15
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,229.13
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,690.84

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

CITIGROUP ALL BB&B-RATED HIGH YIELD MARKET INDEX -- an unmanaged index that measures the performance of below investment-grade debt securities rated "BB" or "B" by Standard & Poor's Corporation and issued by corporations domiciled in the U.S. or Canada. All bonds in the index are publicly placed, have fixed coupons and are non-convertible. It is unavailable for investment and does not reflect fees, brokerage commissions and other expenses of investing.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities,



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securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.



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GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index made up of U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities and asset-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE 1-3 YEARS INDEX -- an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. HIGH YIELD INDEX -- an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, non-investment grade debt. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of short-term U.S. Treasury bonds with maturities of one to three years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



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MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.



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QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Internal Revenue Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500(1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.



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WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.



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COLUMBIA MANAGEMENT.




Where to find more information

You'll find more information about Columbia LifeGoal Portfolios in the following documents:


Annual and semi-annual reports

The annual and semi-annual reports contain information about Portfolio investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/93323-1205